Income Taxes	12 Months Ended
Apr. 30, 2023
Disclosure Of Income Taxes [Abstract]
INCOME TAXES
22.
INCOME TAX

Income tax expense differs from the amount that would be computed by applying the federal and provincial statutory tax rates of 27% (2021 – 27%) to the earnings before income taxes. The reasons for the differences and related tax effects are as follows:

	2023	2022
	$	$
Earnings (loss) before income taxes	(27,752)	(15,848)

Income taxes (recovery) on earnings before income taxes, at above basic rate	(7,493)	(3,627)
Increase (decrease) in taxes resulting from:
Nondeductible expenses	8	322
Estimated SR&ED ITC	(198)	—
Effects of tax rate change and foreign exchange	209	12
Deferred income tax asset recognized	—	(138)
Tax rate difference by jurisdiction	948	(359)
Tax benefits not recognized	4,885	4,651
Impairment loss	602	—
Prior year tax assessments and adjustments	(420)	—
Other	267	—
Income taxes (recovery)	(1,192)	861

	2023	2022
	$	$
Current income taxes	(242)	1,390
Deferred income taxes (recovery)	(950)	(529)
Income taxes (recovery)	(1,192)	861

Temporary differences give rise to the following deferred income tax assets and liabilities:

	2023	2022
	$	$
Other tax pools	31	(20)
Capital assets net of lease liabilities	(61)	8
Inventory and intangible assets	(7,631)	(8,093)
Recognized deferred income tax liabilities	(7,661)	(8,105)

	2023	2022
	$	$
Non-capital losses carried forward (expire from 2026 to 2039)	9,930	10,514
Other tax pools	—	1,373
Capital losses carried forward	295	194
Capital assets net of lease liabilities	20	13
Financing costs	746	979
Less: unrecognized deferred income tax asset	(10,991)	(13,073)
Unrecognized deferred income tax liabilities	—	—